Financial - risk management objectives and policies - Effect in profit or loss of the variations of interest rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial - risk management objectives and policies
Increase in libor interest rate	10.00%	10.00%	10.00%
Decrease in libor interest rate	(10.00%)	(10.00%)	(10.00%)
Libor interest rate increased effect on income	$ (1,315)	$ (1,414)	$ (81)
Libor interest rate decreased effect on income	$ 1,315	$ 1,414	$ 81